Restricted cash and cash equivalents - Summary of Restricted Cash and Cash Equivalents (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of Restricted Cash and Cash Equivalents [line items]
Unclaimed dividends	₨ 4,654	$ 61	₨ 1,006
Escrow deposits	₨ 20	$ 0	₨ 19